Intangible assets - Summary of Intangible assets (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	[1]	£ 234.2
Impairment		15.8
Ending balance		227.9	£ 234.2	[1]
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		51.2
Ending balance		58.4	51.2
Patents and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1.1
Ending balance		1.1	1.1
Acquisition intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		151.4
Ending balance		135.5	151.4
Acquisition intangibles [member] | Customer relationships and distribution rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		5.2
Ending balance		4.6	5.2
Acquisition intangibles [member] | Patents, technology and know- how [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		138.3
Ending balance		124.4	138.3
Acquisition intangibles [member] | Licence fees [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		6.9
Ending balance		5.6	6.9
Acquisition intangibles [member] | Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1.0
Ending balance		0.9	1.0
Internally generated [member] | Internally developed technology [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		30.5
Ending balance		32.9	30.5
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		359.9	252.0
Additions		23.5	25.8
Acquisition		0.0	81.2
Transfer to asset held for sale		(27.6)
Exchange differences		21.1	0.9
Ending balance		376.9	359.9
Cost [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		88.8	71.4
Additions		14.6	17.4
Acquisition		0.0	0.0
Transfer to asset held for sale		(0.8)
Exchange differences		0.2	0.0
Ending balance		102.8	88.8
Cost [member] | Patents and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1.6	0.7
Additions		0.4	0.9
Acquisition		0.0	0.0
Transfer to asset held for sale		0.0
Exchange differences		0.0	0.0
Ending balance		2.0	1.6
Cost [member] | Acquisition intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		220.8	138.8
Additions		0.0	0.0
Acquisition		0.0	81.2
Transfer to asset held for sale		(21.6)
Exchange differences		20.4	0.8
Ending balance		219.6	220.8
Cost [member] | Acquisition intangibles [member] | Customer relationships and distribution rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		12.2	8.4
Additions		0.0	0.0
Acquisition		0.0	3.7
Transfer to asset held for sale		0.0
Exchange differences		1.0	0.1
Ending balance		13.2	12.2
Cost [member] | Acquisition intangibles [member] | Patents, technology and know- how [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		189.2	111.2
Additions		0.0	0.0
Acquisition		0.0	77.5
Transfer to asset held for sale		(21.6)
Exchange differences		18.5	0.5
Ending balance		186.1	189.2
Cost [member] | Acquisition intangibles [member] | Licence fees [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		15.8	15.7
Additions		0.0	0.0
Acquisition		0.0	0.0
Transfer to asset held for sale		0.0
Exchange differences		0.6	0.1
Ending balance		16.4	15.8
Cost [member] | Acquisition intangibles [member] | Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		3.6	3.5
Additions		0.0	0.0
Acquisition		0.0	0.0
Transfer to asset held for sale		0.0
Exchange differences		0.3	0.1
Ending balance		3.9	3.6
Cost [member] | Internally generated [member] | Internally developed technology [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		48.7	41.1
Additions		8.5	7.5
Acquisition		0.0	0.0
Transfer to asset held for sale		(5.2)
Exchange differences		0.5	0.1
Ending balance		52.5	48.7
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		125.7	100.2
Charge for the year		26.4	20.9
Impairment		1.0	3.8
Transfer to asset held for sale		(11.8)
Exchange differences		7.7	0.8
Ending balance		149.0	125.7
Accumulated amortization [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		37.6	26.5
Charge for the year		6.1	8.9
Impairment		0.7	2.1
Transfer to asset held for sale		(0.1)
Exchange differences		0.1	0.1
Ending balance		44.4	37.6
Accumulated amortization [member] | Patents and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		0.5	0.0
Charge for the year		0.4	0.5
Impairment		0.0	0.0
Transfer to asset held for sale		0.0
Exchange differences		0.0	0.0
Ending balance		0.9	0.5
Accumulated amortization [member] | Acquisition intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		69.4	59.9
Charge for the year		16.9	9.1
Impairment		0.0	0.0
Transfer to asset held for sale		(9.4)
Exchange differences		7.2	0.4
Ending balance		84.1	69.4
Accumulated amortization [member] | Acquisition intangibles [member] | Customer relationships and distribution rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		7.0	6.1
Charge for the year		1.0	1.0
Impairment		0.0	0.0
Transfer to asset held for sale		0.0
Exchange differences		0.6	(0.1)
Ending balance		8.6	7.0
Accumulated amortization [member] | Acquisition intangibles [member] | Patents, technology and know- how [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		50.9	43.7
Charge for the year		14.5	6.9
Impairment		0.0	0.0
Transfer to asset held for sale		(9.4)
Exchange differences		5.7	0.3
Ending balance		61.7	50.9
Accumulated amortization [member] | Acquisition intangibles [member] | Licence fees [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		8.9	7.7
Charge for the year		1.3	1.1
Impairment		0.0	0.0
Transfer to asset held for sale		0.0
Exchange differences		0.6	0.1
Ending balance		10.8	8.9
Accumulated amortization [member] | Acquisition intangibles [member] | Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2.6	2.4
Charge for the year		0.1	0.1
Impairment		0.0	0.0
Transfer to asset held for sale		0.0
Exchange differences		0.3	0.1
Ending balance		3.0	2.6
Accumulated amortization [member] | Internally generated [member] | Internally developed technology [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		18.2	13.8
Charge for the year		3.0	2.4
Impairment		0.3	1.7
Transfer to asset held for sale		(2.3)
Exchange differences		0.4	0.3
Ending balance		19.6	18.2
Included in carrying amount—Assets under construction [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		24.0
Ending balance		24.1	24.0
Included in carrying amount—Assets under construction [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		18.6
Ending balance		14.7	18.6
Included in carrying amount—Assets under construction [member] | Patents and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1.1
Ending balance		1.0	1.1
Included in carrying amount—Assets under construction [member] | Acquisition intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		0.0
Ending balance		0.0	0.0
Included in carrying amount—Assets under construction [member] | Acquisition intangibles [member] | Customer relationships and distribution rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		0.0
Ending balance		0.0	0.0
Included in carrying amount—Assets under construction [member] | Acquisition intangibles [member] | Patents, technology and know- how [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		0.0
Ending balance		0.0	0.0
Included in carrying amount—Assets under construction [member] | Acquisition intangibles [member] | Licence fees [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		0.0
Ending balance		0.0	0.0
Included in carrying amount—Assets under construction [member] | Acquisition intangibles [member] | Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		0.0
Ending balance		0.0	0.0
Included in carrying amount—Assets under construction [member] | Internally generated [member] | Internally developed technology [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		4.3
Ending balance		£ 8.4	£ 4.3

[1]	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.